UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09377

The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
 Gabelli Funds, LLC
 One Corporate Center
 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund

Class AAA - GABBX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC, the Adviser, believes well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class AAA	$102	2.01%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, S&P 500 and its comparatives, the Lipper Large Cap Value Fund Index and the MSCI USA High Dividend Yield Index. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, often with a catalyst, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings. The Fund was overweight communication services and consumer staples, and underweight consumer discretionary and real estate.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class AAA	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/14	10,000	10,000	10,000	10,000
6/15	10,064	10,742	10,327	10,389
6/16	9,378	11,171	11,840	10,424
6/17	10,962	13,170	13,389	12,299
6/18	11,510	15,063	14,685	13,436
6/19	12,223	16,632	16,320	14,425
6/20	11,412	17,881	15,743	13,580
6/21	16,162	25,175	20,251	19,581
6/22	14,189	22,501	20,081	18,098
6/23	15,568	26,910	21,356	20,621
6/24	16,912	33,519	24,069	24,523

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class AAA	4.92%	8.63%	6.71%	5.39%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI USA High Dividend Yield Index	6.27%	12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index	10.31%	18.92%	11.20%	9.38%

Fund Statistics

  Total Net Assets$18,387,580
  Number of Portfolio Holdings62
  Portfolio Turnover Rate8%
  Management Fees$19,050

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Alphabet Inc.	4.8%
Merck & Co. Inc.	4.0%
American Express Co.	3.8%
T-Mobile US Inc.	3.5%
Mondelez International Inc.	3.2%
Citigroup Inc.	3.1%
JPMorgan Chase & Co.	2.8%
DuPont de Nemours Inc.	2.6%
Republic Services Inc.	2.5%
Microsoft Corp.	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.4%
Computer Software and Services	11.9%
Health Care	10.9%
Food and Beverage	9.0%
Diversified Industrial	8.0%
Energy	5.6%
U.S. Government Obligations	4.7%
Business Services	3.8%
Other Industry sectors	28.2%
Other Assets and Liabilities (Net)	(0.5)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	95.8%
U.S. Government Obligations	4.7%
Other Assets and Liabilities (Net)	(0.5)%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GABBX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABBX-24-SATSR

The Gabelli Dividend Growth Fund

Class C - GBCCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC, the Adviser, believes well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class C	$140	2.76%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, S&P 500 and its comparatives, the Lipper Large Cap Value Fund Index and the MSCI USA High Dividend Yield Index. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, often with a catalyst, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings. The Fund was overweight communication services and consumer staples, and underweight consumer discretionary and real estate.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class C	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/14	10,000	10,000	10,000	10,000
6/15	9,887	10,742	10,327	10,389
6/16	9,048	11,171	11,840	10,424
6/17	10,411	13,170	13,389	12,299
6/18	10,747	15,063	14,685	13,436
6/19	11,217	16,632	16,320	14,425
6/20	10,292	17,881	15,743	13,580
6/21	14,361	25,175	20,251	19,581
6/22	12,389	22,501	20,081	18,098
6/23	13,370	26,910	21,356	20,621
6/24	14,284	33,519	24,069	24,523

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class C	0.04%	6.83%	5.92%	4.61%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI USA High Dividend Yield Index	6.27%	12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index	10.31%	18.92%	11.20%	9.38%

Fund Statistics

  Total Net Assets$18,387,580
  Number of Portfolio Holdings62
  Portfolio Turnover Rate8%
  Management Fees$19,050

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Alphabet Inc.	4.8%
Merck & Co. Inc.	4.0%
American Express Co.	3.8%
T-Mobile US Inc.	3.5%
Mondelez International Inc.	3.2%
Citigroup Inc.	3.1%
JPMorgan Chase & Co.	2.8%
DuPont de Nemours Inc.	2.6%
Republic Services Inc.	2.5%
Microsoft Corp.	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.4%
Computer Software and Services	11.9%
Health Care	10.9%
Food and Beverage	9.0%
Diversified Industrial	8.0%
Energy	5.6%
U.S. Government Obligations	4.7%
Business Services	3.8%
Other Industry sectors	28.2%
Other Assets and Liabilities (Net)	(0.5)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	95.8%
U.S. Government Obligations	4.7%
Other Assets and Liabilities (Net)	(0.5)%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C - GBCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCCX-24-SATSR

The Gabelli Dividend Growth Fund

Class I - GBCIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC, the Adviser, believes well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class I	$52	1.01%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, S&P 500 and its comparatives, the Lipper Large Cap Value Fund Index and the MSCI USA High Dividend Yield Index. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, often with a catalyst, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings. The Fund was overweight communication services and consumer staples, and underweight consumer discretionary and real estate.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class I	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/14	10,000	10,000	10,000	10,000
6/15	10,085	10,742	10,327	10,389
6/16	9,420	11,171	11,840	10,424
6/17	11,097	13,170	13,389	12,299
6/18	11,774	15,063	14,685	13,436
6/19	12,634	16,632	16,320	14,425
6/20	11,906	17,881	15,743	13,580
6/21	17,037	25,175	20,251	19,581
6/22	15,107	22,501	20,081	18,098
6/23	16,746	26,910	21,356	20,621
6/24	18,382	33,519	24,069	24,523

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class I	5.46%	9.77%	7.79%	6.28%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI USA High Dividend Yield Index	6.27%	12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index	10.31%	18.92%	11.20%	9.38%

Fund Statistics

  Total Net Assets$18,387,580
  Number of Portfolio Holdings62
  Portfolio Turnover Rate8%
  Management Fees$19,050

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Alphabet Inc.	4.8%
Merck & Co. Inc.	4.0%
American Express Co.	3.8%
T-Mobile US Inc.	3.5%
Mondelez International Inc.	3.2%
Citigroup Inc.	3.1%
JPMorgan Chase & Co.	2.8%
DuPont de Nemours Inc.	2.6%
Republic Services Inc.	2.5%
Microsoft Corp.	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.4%
Computer Software and Services	11.9%
Health Care	10.9%
Food and Beverage	9.0%
Diversified Industrial	8.0%
Energy	5.6%
U.S. Government Obligations	4.7%
Business Services	3.8%
Other Industry sectors	28.2%
Other Assets and Liabilities (Net)	(0.5)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	95.8%
U.S. Government Obligations	4.7%
Other Assets and Liabilities (Net)	(0.5)%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class I - GBCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCIX-24-SATSR

The Gabelli Dividend Growth Fund

Class A - GBCAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC, the Adviser, believes well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class A	$102	2.01%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, S&P 500 and its comparatives, the Lipper Large Cap Value Fund Index and the MSCI USA High Dividend Yield Index. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, often with a catalyst, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings. The Fund was overweight communication services and consumer staples, and underweight consumer discretionary and real estate.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class A	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/14	10,000	10,000	10,000	10,000
6/15	9,483	10,742	10,327	10,389
6/16	9,379	11,171	11,840	10,424
6/17	10,961	13,170	13,389	12,299
6/18	11,511	15,063	14,685	13,436
6/19	12,226	16,632	16,320	14,425
6/20	11,407	17,881	15,743	13,580
6/21	16,156	25,175	20,251	19,581
6/22	14,185	22,501	20,081	18,098
6/23	15,568	26,910	21,356	20,621
6/24	16,913	33,519	24,069	24,523

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class A	(0.01)%	2.40%	5.45%	4.77%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI USA High Dividend Yield Index	6.27%	12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index	10.31%	18.92%	11.20%	9.38%

Fund Statistics

  Total Net Assets$18,387,580
  Number of Portfolio Holdings62
  Portfolio Turnover Rate8%
  Management Fees$19,050

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Alphabet Inc.	4.8%
Merck & Co. Inc.	4.0%
American Express Co.	3.8%
T-Mobile US Inc.	3.5%
Mondelez International Inc.	3.2%
Citigroup Inc.	3.1%
JPMorgan Chase & Co.	2.8%
DuPont de Nemours Inc.	2.6%
Republic Services Inc.	2.5%
Microsoft Corp.	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.4%
Computer Software and Services	11.9%
Health Care	10.9%
Food and Beverage	9.0%
Diversified Industrial	8.0%
Energy	5.6%
U.S. Government Obligations	4.7%
Business Services	3.8%
Other Industry sectors	28.2%
Other Assets and Liabilities (Net)	(0.5)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	95.8%
U.S. Government Obligations	4.7%
Other Assets and Liabilities (Net)	(0.5)%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A - GBCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCAX-24-SATSR

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Dividend Growth Fund

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Sarah Donnelley Portfolio Manager BS, Fordham University	Justin Bergner, CFA Portfolio Manager BA, Yale University MBA, Wharton School, University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Dividend Growth Fund was 4.9% compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli Dividend Growth Fund

Financial Services	18.4%	Metals and Mining	1.8%
Computer Software and Services	11.9%	Entertainment	1.7%
Health Care	10.9%	Paper Products	1.6%
Food and Beverage	9.0%	Semiconductors	1.5%
Diversified Industrial	8.0%	Electronics	1.4%
Energy	5.6%	Machinery	1.3%
U.S. Government Obligations	4.7%	Consumer Products	1.1%
Business Services	3.8%	Automotive	1.0%
Retail	3.5%	Agriculture	0.9%
Telecommunications	3.5%	Hotels and Gaming	0.7%
Cable and Satellite	3.1%	Other Assets and Liabilities (Net)	(0.5)%
Specialty Chemicals	2.6%		100.0%
Environmental Services	2.5%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 95.8%
	Agriculture — 0.9%
3,136	Corteva Inc.	$84,145	$169,156

	Automotive — 1.0%
1,800	PACCAR Inc.	103,857	185,292

	Business Services — 3.8%
4,000	Fidelity National Information Services Inc.	228,124	301,440
1,500	Visa Inc., Cl. A	137,987	393,705
		366,111	695,145

	Cable and Satellite — 3.1%
500	Netflix Inc.†	131,553	337,440
8,000	Paramount Global, Cl. B	154,102	83,120
19,000	Warner Bros Discovery Inc.†	235,351	141,360
		521,006	561,920

	Computer Software and Services — 11.9%
4,800	Alphabet Inc., Cl. C	129,680	880,416
2,000	Apple Inc.	37,181	421,240
12,000	Hewlett Packard Enterprise Co.	172,101	254,040
1,000	Microsoft Corp.	25,120	446,950
700	Rockwell Automation Inc.	183,154	192,696
		547,236	2,195,342

	Consumer Products — 1.1%
5,000	Edgewell Personal Care Co.	141,427	200,950

	Diversified Industrial — 8.0%
6,000	Carrier Global Corp.	268,896	378,480
5,500	GXO Logistics Inc.†	287,175	277,750
1,800	Honeywell International Inc.	58,074	384,372
3,300	Textron Inc.	95,730	283,338
4,000	United States Steel Corp.	153,369	151,200
		863,244	1,475,140

	Electronics — 1.4%
3,000	Sony Group Corp., ADR	169,549	254,850

	Energy — 5.6%
1,600	Chevron Corp.	161,893	250,272
8,000	Halliburton Co.	239,101	270,240
6,500	PPL Corp.	175,293	179,725
7,000	Schlumberger NV	253,716	330,260
		830,003	1,030,497

	Entertainment — 1.7%
500	Madison Square Garden
	Sports Corp.†	91,812	94,065
Shares		Cost	Market Value

1,400	Take-Two Interactive Software Inc.†	$164,684	$217,686
		256,496	311,751
	Environmental Services — 2.5%
2,400	Republic Services Inc.	190,500	466,416

	Financial Services — 18.4%
3,000	American Express Co.	232,697	694,650
4,000	American International Group Inc.	203,487	296,960
7,000	Bank of America Corp.	178,628	278,390
9,000	Citigroup Inc.	483,325	571,140
2,500	JPMorgan Chase & Co., CDI	160,638	505,650
3,000	Morgan Stanley	109,564	291,570
2,500	The PNC Financial Services Group Inc.	351,610	388,700
6,000	Wells Fargo & Co.	263,641	356,340
		1,983,590	3,383,400

	Food and Beverage — 9.0%
1,000	Diageo plc, ADR	116,500	126,080
6,000	Keurig Dr Pepper Inc.	180,099	200,400
5,000	Molson Coors Beverage Co., Cl. B	229,481	254,150
9,000	Mondelēz International Inc., Cl. A	388,280	588,960
8,000	Nomad Foods Ltd.	202,422	131,840
1,500	The J.M. Smucker Co.	222,082	163,560
6,000	The Kraft Heinz Co.	216,383	193,320
		1,555,247	1,658,310

	Health Care — 10.9%
4,000	Bristol-Myers Squibb Co.	225,620	166,120
4,000	CVS Health Corp.	341,970	236,240
3,000	Henry Schein Inc.†	206,430	192,300
6,000	Merck & Co. Inc.	345,123	742,800
2,000	Patterson Cos. Inc.	45,240	48,240
14,000	Perrigo Co. plc	492,836	359,520
2,300	Zimmer Biomet Holdings Inc.	277,429	249,619
		1,934,648	1,994,839

	Hotels and Gaming — 0.7%
3,000	MGM Resorts International†	33,355	133,320

	Machinery — 1.3%
3,000	The Timken Co.	216,570	240,390

	Metals and Mining — 1.8%
8,000	Newmont Corp.	296,607	334,960

	Paper Products — 1.6%
7,000	International Paper Co.	255,046	302,050

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Retail — 3.5%
1,500	Amazon.com Inc.†	$268,428	$289,875
7,000	The Kroger Co.	255,644	349,510
		524,072	639,385
	Semiconductors — 1.5%
1,000	NXP Semiconductors NV	91,990	269,090

	Specialty Chemicals — 2.6%
6,000	DuPont de Nemours Inc.	340,633	482,940

	Telecommunications — 3.5%
3,600	T-Mobile US Inc.	395,331	634,248

	TOTAL COMMON STOCKS	11,700,663	17,619,391

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 4.7%
$860,000	U.S. Treasury Bills, 5.275% to 5.320%††, 07/05/24 to 09/19/24	855,607	855,620

	TOTAL INVESTMENTS — 100.5%	$12,556,270	18,475,011

	Other Assets and Liabilities (Net) — (0.5)%		(87,431)

	NET ASSETS — 100.0%		$18,387,580

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $12,556,270)	$18,475,011
Receivable for Fund shares sold	3,661,042
Receivable from Adviser	11,109
Dividends receivable	18,710
Prepaid expenses	23,828
Total Assets	22,189,700
Liabilities:
Payable to bank	10,198
Payable for Fund shares redeemed	3,661,227
Payable for investment advisory fees	15,043
Payable for distribution fees	3,472
Other accrued expenses	112,180
Total Liabilities	3,802,120
Net Assets
(applicable to 1,018,264 shares outstanding)	$18,387,580
Net Assets Consist of:
Paid-in capital	$11,586,126
Total distributable earnings	6,801,454
Net Assets	$18,387,580
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($9,836,616 ÷ 543,169 shares outstanding)	$18.11
Class A:
Net Asset Value and redemption price per share ($2,208,208 ÷ 122,389 shares outstanding)	$18.04
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.14
Class C:
Net Asset Value and offering price per share ($317,540 ÷ 20,712 shares outstanding)	$15.33	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($6,025,216 ÷ 331,994 shares outstanding)	$18.15

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $396)	$175,361
Interest	13,741
Total Investment Income	189,102
Expenses:
Investment advisory fees	90,471
Distribution fees - Class AAA	16,615
Distribution fees - Class A	2,629
Distribution fees - Class C	2,035
Registration expenses	38,006
Legal and audit fees	31,264
Shareholder communications expenses	24,159
Shareholder services fees	13,073
Trustees’ fees	12,000
Custodian fees	3,441
Interest expense	476
Miscellaneous expenses	9,517
Total Expenses	243,686
Less:
Expense reimbursements (See Note 3)	(71,421)
Expenses paid indirectly by broker (See Note 6)	(780)
Total Credits and Reimbursements	(72,201)
Net Expenses	171,485
Net Investment Income	17,617
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	967,789
Net change in unrealized appreciation/depreciation:
on investments	(106,181)
Net Realized and Unrealized Gain/(Loss) on Investments	861,608
Net Increase in Net Assets Resulting from Operations	$879,225

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$17,617	$50,340
Net realized gain on investments	967,789	323,019
Net change in unrealized appreciation/depreciation on investments	(106,181)	968,640
Net Increase in Net Assets Resulting from Operations	879,225	1,341,999

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(192,332)
Class A	—	(29,790)
Class C	—	(6,479)
Class I	—	(53,740)
Total Distributions to Shareholders	—	(282,341)

Shares of Beneficial Interest Transactions:
Class AAA	(4,417,744)	(792,063)
Class A	116,797	(443,369)
Class C	(213,930)	(165,777)
Class I	3,712,832	(168,136)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(802,045)	(1,569,345)

Redemption Fees	—	1,668

Net Increase/(Decrease) in Net Assets	77,180	(508,019)
Net Assets:
Beginning of year	18,310,400	18,818,419
End of period	$18,387,580	$18,310,400

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2024(e)	$17.26	$0.01	$0.84	$0.85	$—		$—	$—	$—	$—	$18.11	4.92%	$9,837	0.08	%(f)	2.71	%(c)(f)	2.01	%(f)	8%
2023	16.27	0.03	1.20	1.23	(0.02)		(0.22)	—	(0.24)	0.00	17.26	7.61	13,619	0.18		2.70	(c)	2.01		19
2022	18.31	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.27	(9.60)	13,619	(0.18)		2.33	(c)	2.00		19
2021	16.95	0.02	3.40	3.42	(0.01)		(2.05)	—	(2.06)	0.00	18.31	20.18	15,600	0.10		2.17	(c)	2.00		26
2020	16.60	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.95	5.09	13,527	0.06		2.49	(c)	2.01		19
2019	13.71	0.06	3.56	3.62	(0.06)		(0.67)	—	(0.73)	0.00	16.60	26.43	15,508	0.40		2.18	(c)	2.00		18
Class A
2024(e)	$17.19	$0.01	$0.84	$0.85	$—		$—	$—	$—	$—	$18.04	4.94%	$2,208	0.09	%(f)	2.71	%(f)	2.01	%(f)	8%
2023	16.21	0.03	1.20	1.23	(0.03)		(0.22)	—	(0.25)	0.00	17.19	7.61	1,996	0.17		2.70		2.01		19
2022	18.25	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.21	(9.64)	2,324	(0.16)		2.33		2.00		19
2021	16.90	0.02	3.39	3.41	(0.01)		(2.05)	—	(2.06)	0.00	18.25	20.18	2,575	0.08		2.17		2.00		26
2020	16.55	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.90	5.11	2,067	0.05		2.49		2.01		19
2019	13.67	0.06	3.56	3.62	(0.07)		(0.67)	—	(0.74)	0.00	16.55	26.46	2,860	0.41		2.18		2.00		18
Class C
2024(e)	$14.66	$(0.05)	$0.72	$0.67	$—		$—	$—	$—	$—	$15.33	4.57%	$318	(0.67	)%(f)	3.46	%(f)	2.76	%(f)	8%
2023	13.91	(0.08)	1.02	0.94	—		(0.19)	—	(0.19)	0.00	14.66	6.75	506	(0.59)		3.45		2.76		19
2022	15.77	(0.14)	(1.48)	(1.62)	—		(0.20)	(0.04)	(0.24)	0.00	13.91	(10.26)	648	(0.94)		3.08		2.75		19
2021	14.94	(0.11)	2.99	2.88	—		(2.05)	—	(2.05)	0.00	15.77	19.27	963	(0.66)		2.92		2.75		26
2020	14.79	(0.09)	0.73	0.64	—		(0.49)	—	(0.49)	0.00	14.94	4.36	833	(0.67)		3.24		2.76		19
2019	12.32	(0.05)	3.19	3.14	—		(0.67)	—	(0.67)	0.00	14.79	25.49	1,288	(0.33)		2.93		2.75		18
Class I
2024(e)	$17.21	$0.10	$0.84	$0.94	$—		$—	$—	$—	$—	$18.15	5.46%	$6,025	1.09	%(f)	2.46	%(f)	1.01	%(f)	8%
2023	16.23	0.20	1.21	1.41	(0.21)		(0.22)	—	(0.43)	0.00	17.21	8.70	2,189	1.18		2.45		1.01		19
2022	18.38	0.13	(1.74)	(1.61)	(0.26)		(0.24)	(0.04)	(0.54)	0.00	16.23	(8.70)	2,227	0.77		2.08		1.00		19
2021	17.00	0.21	3.43	3.64	(0.21)		(2.05)	—	(2.26)	0.00	18.38	21.40	4,615	1.08		1.92		1.00		26
2020	16.63	0.16	0.86	1.02	(0.16)		(0.49)	—	(0.65)	0.00	17.00	6.17	3,758	1.06		2.24		1.01		19
2019	13.76	0.22	3.60	3.82	(0.28)		(0.67)	—	(0.95)	0.00	16.63	27.77	3,937	1.41		1.93		1.00		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	The Fund incurred interest expense. For the six months ended June 30, 2024 and the years ended December 31, 2023 and 2020, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining years, there was no impact on the expense ratios.
(e)	For the six months ended June 30, 2024, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend Growth Fund was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term growth of capital with current income as a secondary objective. The Fund commenced investment operations on August 26, 1999.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$17,619,391	—	$17,619,391
U.S. Government Obligations	—	$855,620	855,620
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$17,619,391	$855,620	$18,475,011

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2024 and December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2023 was as follows

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$99,554
Net long term capital gains	237,115
Total distributions paid	$336,669

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$12,634,206	$6,587,962	$(747,157)	$5,840,805

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

Through April 30, 2025, the Adviser has agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s annualized total operating expenses (exclusive of brokerage fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 1.00%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. During the six months ended June 30, 2024, the Adviser reimbursed expenses in the amount of $71,421. The Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing respective percentage limitations, after giving effect to the recovery by the Adviser. At June 30, 2024, the cumulative amount which the Fund may repay the Adviser is $315,411. The amended agreement is renewable annually.

For the year ended December 31, 2022, expiring December 31, 2024	$99,037
For the year ended December 31, 2023, expiring December 31, 2025	144,953
For the six months ended June 30, 2024, expiring December 31, 2026	71,421
$315,411

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $1,397,904 and $2,163,856, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $128 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $780.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2024.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2024, there were no borrowings outstanding under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	75,960	$1,346,456	91,921	$1,530,088
Shares issued upon reinvestment of distributions	—	—	10,876	187,727
Shares redeemed	(322,034)	(5,764,200)	(150,650)	(2,509,878)
Net decrease	(246,074)	$(4,417,744)	(47,853)	$(792,063)
Class A
Shares sold	13,711	$249,767	15,717	$257,688
Shares issued upon reinvestment of distributions	—	—	1,733	29,790
Shares redeemed	(7,442)	(132,970)	(44,697)	(730,847)
Net increase/(decrease)	6,269	$116,797	(27,247)	$(443,369)
Class C
Shares sold	—	—	2,163	$31,222
Shares issued upon reinvestment of distributions	—	—	441	6,479
Shares redeemed	(13,799)	$(213,930)	(14,720)	(203,478)
Net decrease	(13,799)	$(213,930)	(12,116)	$(165,777)
Class I
Shares sold	210,562	$3,813,435	3,104	$52,536
Shares issued upon reinvestment of distributions	—	—	3,020	51,942
Shares redeemed	(5,786)	(100,603)	(16,119)	(272,614)
Net increase/(decrease)	204,776	$3,712,832	(9,995)	$(168,136)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former President & Chief Executive Officer,
American Gaming Association

Mary E. Hauck
Former Senior Portfolio Manager,
Gabelli-O'Connor Fixed Income Mutual Fund Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS
John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q224SAR

GABELLI
FUNDS

THE GABELLI DIVIDEND GROWTH FUND

Semiannual Report
June 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2024(e)	$17.26	$0.01	$0.84	$0.85	$—		$—	$—	$—	$—	$18.11	4.92%	$9,837	0.08	%(f)	2.71	%(c)(f)	2.01	%(f)	8%
2023	16.27	0.03	1.20	1.23	(0.02)		(0.22)	—	(0.24)	0.00	17.26	7.61	13,619	0.18		2.70	(c)	2.01		19
2022	18.31	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.27	(9.60)	13,619	(0.18)		2.33	(c)	2.00		19
2021	16.95	0.02	3.40	3.42	(0.01)		(2.05)	—	(2.06)	0.00	18.31	20.18	15,600	0.10		2.17	(c)	2.00		26
2020	16.60	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.95	5.09	13,527	0.06		2.49	(c)	2.01		19
2019	13.71	0.06	3.56	3.62	(0.06)		(0.67)	—	(0.73)	0.00	16.60	26.43	15,508	0.40		2.18	(c)	2.00		18
Class A
2024(e)	$17.19	$0.01	$0.84	$0.85	$—		$—	$—	$—	$—	$18.04	4.94%	$2,208	0.09	%(f)	2.71	%(f)	2.01	%(f)	8%
2023	16.21	0.03	1.20	1.23	(0.03)		(0.22)	—	(0.25)	0.00	17.19	7.61	1,996	0.17		2.70		2.01		19
2022	18.25	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.21	(9.64)	2,324	(0.16)		2.33		2.00		19
2021	16.90	0.02	3.39	3.41	(0.01)		(2.05)	—	(2.06)	0.00	18.25	20.18	2,575	0.08		2.17		2.00		26
2020	16.55	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.90	5.11	2,067	0.05		2.49		2.01		19
2019	13.67	0.06	3.56	3.62	(0.07)		(0.67)	—	(0.74)	0.00	16.55	26.46	2,860	0.41		2.18		2.00		18
Class C
2024(e)	$14.66	$(0.05)	$0.72	$0.67	$—		$—	$—	$—	$—	$15.33	4.57%	$318	(0.67	)%(f)	3.46	%(f)	2.76	%(f)	8%
2023	13.91	(0.08)	1.02	0.94	—		(0.19)	—	(0.19)	0.00	14.66	6.75	506	(0.59)		3.45		2.76		19
2022	15.77	(0.14)	(1.48)	(1.62)	—		(0.20)	(0.04)	(0.24)	0.00	13.91	(10.26)	648	(0.94)		3.08		2.75		19
2021	14.94	(0.11)	2.99	2.88	—		(2.05)	—	(2.05)	0.00	15.77	19.27	963	(0.66)		2.92		2.75		26
2020	14.79	(0.09)	0.73	0.64	—		(0.49)	—	(0.49)	0.00	14.94	4.36	833	(0.67)		3.24		2.76		19
2019	12.32	(0.05)	3.19	3.14	—		(0.67)	—	(0.67)	0.00	14.79	25.49	1,288	(0.33)		2.93		2.75		18
Class I
2024(e)	$17.21	$0.10	$0.84	$0.94	$—		$—	$—	$—	$—	$18.15	5.46%	$6,025	1.09	%(f)	2.46	%(f)	1.01	%(f)	8%
2023	16.23	0.20	1.21	1.41	(0.21)		(0.22)	—	(0.43)	0.00	17.21	8.70	2,189	1.18		2.45		1.01		19
2022	18.38	0.13	(1.74)	(1.61)	(0.26)		(0.24)	(0.04)	(0.54)	0.00	16.23	(8.70)	2,227	0.77		2.08		1.00		19
2021	17.00	0.21	3.43	3.64	(0.21)		(2.05)	—	(2.26)	0.00	18.38	21.40	4,615	1.08		1.92		1.00		26
2020	16.63	0.16	0.86	1.02	(0.16)		(0.49)	—	(0.65)	0.00	17.00	6.17	3,758	1.06		2.24		1.01		19
2019	13.76	0.22	3.60	3.82	(0.28)		(0.67)	—	(0.95)	0.00	16.63	27.77	3,937	1.41		1.93		1.00		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	The Fund incurred interest expense. For the six months ended June 30, 2024 and the years ended December 31, 2023 and 2020, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining years, there was no impact on the expense ratios.
(e)	For the six months ended June 30, 2024, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita	$3,000
Vincent D. Enright	$3,500
Mary E. Hauck	$2,500
Werner J. Roeder	$3,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2024, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2023) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one-, three-, five-, and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one- and five-year periods and in the fifth quintile for the three- and ten-year periods. The Independent Board discussed the Fund’s performance and the varying results as among different peer groups. As part of this discussion the Independent Board Members discussed the Adviser’s performance update earlier in the Meeting, which addressed the Fund’s comparative performance results and noted their view that the Adviser had adequately explained the reasons for the Fund’s performance results. The Independent Board Members noted the Adviser’s commitment to waive a portion of the Fund’s advisory fees as well as its focus on taking actions to continue to improve.

Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group comprised of fourteen other multi-cap value funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below the median within the peer group of funds selected by Broadridge. The Independent Board Members noted that the management fee structure was comparable to those in effect for most of the Gabelli funds. The Independent Board Members noted that an advisory fee waiver structure was in effect for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the small size of the Fund and the Adviser’s commitment to waive advisory fees, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members also noted that they would discuss with the Adviser their view on the need to grow the size of the Fund to keep it viable. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement and the Fund’s Amended and Restated Contractual Fee Waiver and Expense Deferral Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend Growth Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.